Income Tax (Details) - Schedule of total unrecognized tax benefits - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of total unrecognized tax benefits [Abstract]
Beginning Balance	$ 9,091	$ 8,357	$ 6,601
Acquisition of subsidiaries		1,057
Decrease related to prior years' tax positions	(1,457)	(1,733)	(243)
Increase related to current year tax positions	2,906	1,410	1,999
Ending Balance	$ 10,540	$ 9,091	$ 8,357